Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Schedule of reconciliation of property, plant and equipment

in € thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Computer hardware	Furniture, fittings and other	Assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2023
Opening net book value	74,493	34,544	1,140	675	1,583	112,435
Change in consolidation scope	22,373	—	—	—	—	22,373
Additions	9,088	2,884	414	33	1,985	14,404
Depreciation charge	(6,008)	(4,372)	(442)	(155)	—	(10,976)
Impairment charge/reversal	—	1,869	—	—	—	1,869
Disposals	(1,837)	(3,547)	(61)	(2)	—	(5,448)
Exchange rate differences	991	383	3	9	155	1,541
CLOSING NET BOOK VALUE	99,100	31,761	1,053	560	3,724	136,198
AS AT DECEMBER 31, 2023
Cost	125,580	73,686	3,438	1,895	3,724	208,323
Accumulated depreciation and impairment	(26,479)	(41,926)	(2,384)	(1,335)	—	(72,125)
CLOSING NET BOOK VALUE	99,100	31,761	1,053	560	3,724	136,198
The change in consolidation scope came from the acquisition of VBC3, see Note 5.1.2. The additions were primarily from the finalization of the Almeida facility in Livingston. The reversal of impairment is due to a reversal of a fixed asset impairment in the amount of €1.9 million related to production equipment.

in € thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Computer hardware	Furniture, fittings and other	Assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2022
Opening net book value	10,284	21,066	1,335	202	92,659	125,545
Reclassification	45,082	16,576	—	—	(61,658)	—
Additions	30,902	24,484	281	552	(29,043)	27,176
Depreciation charge	(3,091)	(10,424)	(432)	(64)	—	(14,012)
Impairment charge	(4,453)	(14,618)	—	—	—	(19,071)
Disposals	—	(43)	(2)	—	—	(45)
Exchange rate differences	(4,230)	(2,497)	(42)	(14)	(375)	(7,158)
CLOSING NET BOOK VALUE	74,493	34,544	1,140	675	1,583	112,435

AS AT DECEMBER 31, 2022
Cost	96,528	76,315	3,245	1,912	1,583	179,583
Accumulated depreciation and impairment	(22,035)	(41,770)	(2,105)	(1,238)	—	(67,148)
CLOSING NET BOOK VALUE	74,493	34,544	1,140	675	1,583	112,435

Disclosure of revenue by geographical markets

	Year ended December 31,
in € thousand	2023	2022	2021
United States	32,964	(23,803)	54,791
Canada	28,193	18,904	4,226
United Kingdom	20,266	181,129	256,075
Austria	14,583	21,793	18,529
Germany	13,503	68,529	966
Nordics	12,695	12,043	2,440
France	5,866	46,608	1,367
Other Europe	9,335	18,740	5,006
Rest of World	16,308	17,360	4,684
REVENUE TOTAL	153,713	361,303	348,086
Nordics includes Finland, Denmark, Norway and Sweden.

	Year ended December 31,
in € thousand	2023	2022
United Kingdom	87,646	84,843
Austria	49,460	52,199
Nordics	39,111	40,250
Other Europe	4,839	5,211
United States	934	64
Canada	166	183
NON-CURRENT ASSETS	182,156	182,749